NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account
                   The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

 The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 2. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                    Nationwide Life Insurance Company
                    One Nationwide Plaza, RR1-04-F4
                    Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

o American Century: Growth - Investor Class
o American Century: Income & Growth - Advisor Class
o American Century: Short Term Government - Investor Class
o American Century: Ultra - Investor Class
o American Century Variable Portfolios, Inc.: American Century VP International Fund - Class IV+
o Dreyfus Appreciation Fund, Inc.
o Federated High Yield Trust*
o Federated Intermediate Income Fund - Institutional Service Shares
o Fidelity Advisor Equity Growth Fund - Class A
o Fidelity Advisor Equity Income Fund - Class A
o Fidelity Advisor Growth Opportunities Fund - Class A
o Fidelity Variable Insurance Products: Fidelity VIP Overseas Portfolio - Service Class 2R+
o Franklin Balance Sheet Investment Fund - Class A
o Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
o Franklin Small-Mid Cap Growth Fund - Class A
o Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund - Class 3+
o Gartmore Bond Index Fund: Class A (formerly, Nationwide(R)Bond Index Fund - Class A)
o Gartmore Government Bond Fund - Class D
o Gartmore Growth Fund - Class A
o Gartmore GMF Investor Destinations Funds
  >> Gartmore GMF Investor Destinations Conservative Fund - Service Class
  >> Gartmore GMF Investor Destinations Moderately Conservative Fund - Service
     Class
  >> Gartmore GMF Investor Destinations Moderate Fund - Service Class
  >> Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service
     Class
  >> Gartmore GMF Investor Destinations Aggressive Fund - Service Class
o Gartmore Large Cap Value Fund - Class A
o Gartmore Money Market Fund - Service Class
o Gartmore Nationwide Fund - Class D (formerly, Gartmore Total Return Fund - Class D)
o Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
o Gartmore Mid Cap Market Index Fund: Class A (formerly, Nationwide(R)Mid Cap Market Index Fund - Class A)
o Gartmore Small Cap Index Fund: Class A (formerly, Nationwide(R)Small Cap Index Fund - Class A)
o Gartmore S&P 500 Index Fund: Class A (formerly, Nationwide(R)S&P 500(R)Index Fund - Service Class)
o INVESCO Dynamics Fund - Investor Class
o Neuberger Berman Genesis Fund - Trust Class
o Neuberger Berman Socially Responsive Fund - Trust Class
o Oppenheimer Capital Appreciation Fund - Class A
o Oppenheimer Champion Income Fund - Class A
o Oppenheimer Strategic Income Fund - Class A
o Oppenheimer Variable Account Funds: Oppenheimer Global Securities Fund/VA - Class IV+
o PIMCO Total Return Fund - Class A
o Putnam Voyager Fund - Class A

o Van Kampen Growth Fund - Class A
o Van Kampen Growth and Income Fund - Class A
o Van Kampen Real Estate Securities Fund - Class A
o Waddell & Reed Advisors Small Cap Fund - Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

o American Century: International Growth - Advisor Class
o Fidelity Advisor Overseas Fund - Class A
o Gartmore International Index Fund - Class A (formerly, Nationwide International Index Fund - Class A)
o Janus Adviser International Growth Fund - I Shares (formerly, Janus Adviser International Fund - I Shares)
o Janus Adviser Worldwide Fund - I Shares
o Oppenheimer Global Fund - Class A
o Putnam International Equity Fund - Class A
o Templeton Foreign Fund - Class A

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

o Dreyfus Balanced Fund, Inc.
o Dreyfus Premier Third Century Fund, Inc. - Class Z
o Gartmore Small Cap Fund - Class A (formerly, Nationwide Small Cap Fund - Class A)
o Gartmore Value Opportunities Fund - Class A
o INVESCO Small Company Growth Fund - Investor Class
o Janus Adviser Balanced Fund - I Shares
o Strong Advisor Common Stock Fund - Class Z
o Strong Advisor Mid Cap Growth Fund - Class Z
o Strong Growth & Income Fund - Investor Class

EFFECTIVE DECEMBER 19, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

o Gartmore Growth Fund - Class D

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 2, 2000:

o Dreyfus Emerging Leaders Fund
o Janus Worldwide Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 31, 2001:

o Janus Fund
o Janus Twenty Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2003:

o Federated Bond Fund - Class F
o Federated Equity Income Fund - Class F
o Fidelity Advisor Balanced Fund - Class A
o Fidelity Advisor High Income Advantage - Class T*
o Gartmore Bond Fund - Class D (formerly, Nationwide(R) Fund - Class D o INVESCO Total Return Fund - Investor Class
o Lazard Small Cap Portfolio - Open Shares
o Neuberger Berman Guardian - Trust Class
o Neuberger Berman Partners Fund - Trust Class

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

GLOSSARY OF SPECIAL TERMS




ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..................................3
TABLE OF CONTENTS..........................................4
CONTRACT EXPENSES..........................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.....................6
EXAMPLE....................................................7
SYNOPSIS OF THE CONTRACTS..................................7
CONDENSED FINANCIAL INFORMATION............................8
FINANCIAL STATEMENTS.......................................8
NATIONWIDE LIFE INSURANCE COMPANY..........................8
NATIONWIDE INVESTMENT SERVICES CORPORATION.................8
INVESTING IN THE CONTRACT..................................8
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
THE CONTRACT IN GENERAL...................................10
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...........................11
     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...........................................12
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.......................16
OWNERSHIP RIGHTS..........................................17
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.................................17
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization

RIGHT TO REVOKE...........................................19
SURRENDER (REDEMPTION)....................................19
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
ASSIGNMENT................................................20
SERVICES..................................................20
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.................................21
ANNUITIZING THE CONTRACT..................................21
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options
DEATH BENEFITS............................................23
     Death of Contract/Owner Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS....................................24
LEGAL PROCEEDINGS.........................................25
ADVERTISING...............................................26
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..........................................26
APPENDIX A: UNDERLYING MUTUAL FUNDS.......................27
APPENDIX B: CONDENSED FINANCIAL INFORMATION...............34
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION............46

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

STANDARD CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)...................      0% 1
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5% 2
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
-----------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)3
     MORTALITY AND EXPENSE RISK CHARGE..................................................................................  1.20%
     CDSC OPTIONS (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
           7 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).......................................  (0.25%)4
           Total Variable Account Charges (including this option only)..................................................   0.95%
           5 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).......................................  (0.10%)5
           Total Variable Account Charges (including this option only)..................................................  1.10%
     REDUCED PURCHASE PAYMENT OPTIONS
           REDUCED PURCHASE PAYMENT OPTION..............................................................................  0.25%  6
           Total Variable Account Charges (including this option only)..................................................  1.45%
           OREGON REDUCED PURCHASE PAYMENT OPTION (available in Oregon only)............................................  0.30%  7
           Total Variable Account Charges (including this option only)..................................................  1.50%
     DEATH BENEFIT OPTIONS beginning January 2, 2001 (an applicant may elect one)
           OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.......................................................................  0.05%
           Total Variable Account Charges (including this option only)..................................................  1.25%
           OPTIONAL ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION......
           Total Variable Account Charges (including this option only)..................................................  0.15%
                                                                                                                          1.35%
           OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND
           SPOUSAL PROTECTION...........................................................................................  0.20%
           Total Variable Account Charges (including this option only)..................................................  1.40%
--------------------------------------------------------------------------------



1 The standard contract does not include a CDSC. However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

4 Range of 7 year CDSC over time:
----------------------------------- ---------- ---------- ---------- -----------

NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
------------- ------------------------ ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

5 Range of 5 year CDSC over time:
----------------------------------- ---------- ---------- ---------- -----------

NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT           0         1           2          3          4          5
                                    ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
-------------------------------------------------------------------------------------------------------

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. Not available in Oregon.

7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In Oregon only.

--------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

     DEATH BENEFIT OPTIONS available for contracts issued prior to January 2,
     2001 or prior to state approval of applicable contract modifications
     (applicants may elect one or both)
           OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.......................................................................  0.05%
           Total Variable Account Charges (including this option only)..................................................  1.25%
           OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT......................................................................  0.10%
           Total Variable Account Charges (including this option only)..................................................  1.30%
     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (for contracts issued prior to May 1, 2003, an applicant could elect one)
           GUARANTEED MINIMUM INCOME BENEFIT OPTION 1...................................................................  0.45%
           Total Variable Account Charges (including this option only)..................................................  1.65%
           GUARANTEED MINIMUM INCOME BENEFIT OPTION 2...................................................................  0.30%
           Total Variable Account Charges (including this option only)..................................................  1.50%
     BENEFICIARY PROTECTOR OPTION.......................................................................................  0.40%
     Total Variable Account Charges (including this option only)........................................................  1.60%
           In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
--------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts).........................................................  1.20%
Reduced Purchase Payment Option (in Oregon).............................................................................  0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver.........................  0.20%
Guaranteed Minimum Income Benefit Option 1..............................................................................  0.45%
Beneficiary Protector Option............................................................................................  0.40%
------------------------------------------------------------------------------------------------------------------------- ----------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.........................................................................  2.55%
------------------------------------------------------------------------------------------------------------------------- ----------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.58%                  1.83%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)
--------------------------------------------------------------------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o    Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas
     Portfolio: Service Class 2R

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class IV

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.83%)       1,160   1,885  2,618   4,683    460   1,385   2,318   4,683     *    1,385   2,318    4,683
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.58%)       1,029   1,503  2,001   3,552    329   1,003   1,701   3,552     *    1,003   1,701    3,552
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.



SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*

o    Roth IRAs;

o    Simplified Employee Pension (SEP IRAs); and

o    Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3,

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1976, pursuant to Ohio law. Although the variable account is registered with the
SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will

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

be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those

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underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

Nationwide may realize a profit from the Mortality and Expense Risk Charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee. For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the

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

assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.


7 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 7 Year CDSC schedule is as follows:

                    7 Year CDSC Schedule
------------------------------ ----------------------------
  NUMBER OF COMPLETED YEARS               CDSC
FROM DATE OF PURCHASE PAYMENT          PERCENTAGE
------------------------------ ----------------------------
              0                            7%
------------------------------ ----------------------------
              1                            7%
------------------------------ ----------------------------
              2                            6%
------------------------------ ----------------------------
              3                            5%
------------------------------ ----------------------------
              4                            4%
------------------------------ ----------------------------
              5                            3%
------------------------------ ----------------------------
              6                            2%
------------------------------ ----------------------------
              7                            0%
------------------------------ ----------------------------

5 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 5 Year CDSC schedule is as follows:

                   5 Year CDSC Schedule
------------------------------ ---------------------------
  NUMBER OF COMPLETED YEARS               CDSC
FROM DATE OF PURCHASE PAYMENT          PERCENTAGE
------------------------------ ---------------------------
              0                            7%
------------------------------ ---------------------------
              1                            7%
------------------------------ ---------------------------
              2                            6%
------------------------------ ---------------------------
              3                            4%
------------------------------ ---------------------------
              4                            2%
------------------------------ ---------------------------
              5                            0%
------------------------------ ---------------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

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No CDSC applies to transfers among sub-accounts or between or among the
Guaranteed Term Options and the variable account.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. Nationwide may realize a profit from this charge. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.


--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

o 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

o 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

o 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).




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One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and
Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   the spouses must be co-annuitants;

3)   both co-annuitants must be age 85 or younger at the time of issue;

4)   the spouses must each be named as beneficiaries;

5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b  = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts; and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:



---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account annual expenses;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.

SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation counts as a transfer event.

Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund - Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value;

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
           Under age 59 1/2                 5%
  ----------------------------- -----------------------
       Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
       Age 62 through age 64                8%
  ----------------------------- -----------------------
       Age 65 through age 74               10%
  ----------------------------- -----------------------
          Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C:
Contract Types and Tax Information).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

----------------------------------------------------------------
 A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING
         THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for seven years; and

2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

----------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all states.
----------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or 4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost

     Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and

Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies
(1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the 7 year CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.






            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                          PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................1
Annuity Payments...........................................................2
Condensed Financial Information............................................2
Financial Statements.....................................................149

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AMERICAN CENTURY GROWTH: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH: ADVISOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Dividend growth, current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL GROWTH: ADVISOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY SHORT TERM GOVERNMENT: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and limited price volatility.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

DREYFUS APPRECIATION FUND, INC.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS BALANCED FUND, INC.
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS EMERGING LEADERS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS PREMIER THIRD CENTURY FUND, INC.: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED BOND FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------




                                       27




FEDERATED EQUITY INCOME FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED HIGH YIELD TRUST
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INTERMEDIATE INCOME FUND: INSTITUTIONAL SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR BALANCED FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks a yield which exceeds the composite  dividend yield on securities  comprising the S&P 500 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND: CLASS T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003..
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR OVERSEAS FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN BALANCE SHEET INVESTMENT FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Mutual Advisers, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------




                                       28




FRANKLIN SMALL-MID CAP GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fees (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE BOND FUND: CLASS D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE BOND INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of Lehman Brothers Aggregate Bond Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GOVERNMENT BOND FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GROWTH FUND: CLASS D
Effective December 19, 2003, this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------






                                       29




GARTMORE GMF INVESTOR DESTINATION FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------------------------
Sub-adviser:                NorthPointe Capital, LLC
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: SERVICE CLASS                                             target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND:                                              allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
SERVICE CLASS                                                   stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE                                           and income.  The Fund invests in a target allocation mix of 30%
FUND: SERVICE CLASS                                             large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND: SERVICE                                        mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small
CLASS                                                           cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND: SERVICE CLASS                                             cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE INTERNATIONAL INDEX FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Morgan Stanley Capital  International(R)EAFE Capitalizatio
                                                 Weighted Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE LARGE CAP VALUE FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE MID CAP MARKET INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the S&P Mid Cap 400(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE MONEY MARKET FUND: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE NATIONWIDE(R) FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return  through a flexible  combination of capital  appreciation  and current income.
------------------------------------------------ -----------------------------------------------------------------------------------




                                       30




GARTMORE SMALL CAP FUND: CLASS A
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE SMALL CAP INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Russell 2000(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE S&P 500 INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Provide  investment  results  that  correspond  to the price and yield  performance represented by the S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VALUE OPPORTUNITIES FUND: CLASS A
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO DYNAMICS FUND: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO SMALL COMPANY GROWTH FUND: INVESTOR CLASS
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO TOTAL RETURN FUND: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued before May 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ADVISER BALANCED FUND: I SHARES
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ADVISER INTERNATIONAL GROWTH FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------






                                       31




JANUS ADVISER WORLDWIDE FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS TWENTY FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS WORLDWIDE FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO: OPEN SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Lazard Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GENESIS FUND: TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GUARDIAN FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN PARTNERS FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND: TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER CHAMPION INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------




                                       32




OPPENHEIMER STRATEGIC INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

PIMCO TOTAL RETURN FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM INTERNATIONAL EQUITY FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VOYAGER FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR COMMON STOCK FUND, INC.: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR MID CAP GROWTH FUND: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG GROWTH & INCOME FUND: INVESTOR CLASS
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Advisory Corp.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN GROWTH AND INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN REAL ESTATE SECURITIES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

WADDELL & REED ADVISORS SMALL CAP FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2002 (2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:     1-800-848-6331, TDD 1-800-238-3035

                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215

                CHECKING ON-LINE AT:    www.bestofamerica.com

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Neuberger Berman Socially Responsive Fund: Trust Class, and the Oppenheimer Variable Account Funds - Oppeneheimer Global Securities Fund/VA: Class IV were added to the variable account on May 1, 2004. Therefore no Condensed Financia Information is available.

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 0.95%) (VARIABLE ACCOUNT CHARGES OF 0.95% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Growth         4.719072            5.815324             23.23%          26,286       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.449502            4.719072            -26.83%          27,964       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.006373            6.449502            -19.45%          24,480       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.006373            -19.94%          18,894      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income         6.442445            8.252939             28.10%          85,506       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.090015            6.442445            -20.37%          70,142       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.939837            8.090015             -9.51%          65,887       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.939837            -10.60%          28,545      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                5.019457            6.220231             23.92%          23,512       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.293419            5.019457            -20.24%          17,596       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.703964            6.293419            -27.69%          13,166       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.703964            -12.96%          10,521      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short         11.696579           11.714647              0.15%          76,777       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.221121           11.696579              4.24%          65,399       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.573184           11.221121              6.13%          33,476       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.573184              5.73%           8,134      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -        5.158453            6.429116             24.63%         186,939       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.776523            5.158453            -23.88%         131,889       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.012883            6.776523            -15.43%         150,587       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.012883            -19.87%         141,363      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       34



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation             7.248454            8.643389             19.24%         128,837       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.832242            7.248454            -17.93%          61,125       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.991471            8.832242            -11.60%          92,105       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.991471             -0.09%          55,201      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,           7.732705            9.040517             16.91%          16,103       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.346072            7.732705            -17.26%          16,304       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.876646            9.346072             -5.37%          19,365       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.876646             -1.23%          12,791      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         7.267637           10.040845             38.16%             747       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.190358            7.267637            -20.92%             747       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.299752            9.190358            -10.77%           1,134       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.299752              3.00%           1,282      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            4.574388            5.703293             24.68%           3,528       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.539025            4.574388            -30.04%           2,417       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.654874            6.539025            -24.45%          38,237       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.654874            -13.45%          38,237      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -           11.761005           13.148666             11.80%          11,882       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.104428           11.761005              5.91%          13,937       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.446497           11.104428              6.30%          19,305       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.446497              4.46%           6,543      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income          6.092039            7.478763             22.76%           4,547       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.633153            6.092039            -20.19%           1,723       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.688905            7.633153            -12.15%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.688905            -13.11%               0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       8.915066           10.845246             21.65%          21,857       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.995104            8.915066             -0.89%           4,584       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.256360            8.995104             -2.82%           2,138       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.256360             -7.44%           3,453      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate          11.893675           12.492144              5.03%          12,521       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.025342           11.893675              7.88%           9,390       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.366304           11.025342              6.36%           8,072       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.256360              3.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        8.384547            9.789230             16.75%          32,610       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.281568            8.384547             -9.66%          30,367       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.535378            9.281568             -2.66%          33,818       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.535378             -4.65%           5,901      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          4.909408            6.422366             30.82%         113,979       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.134728            4.909408            -31.19%          60,496       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.778524            7.134728            -18.73%          36,401       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.778524            -12.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          9.041160           11.530143             27.53%         156,130       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.802783            9.041160            -16.31%          96,630       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.153342           10.802783             -3.14%          65,679       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.153342             11.53%          17,586      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       35



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          5.484944            7.029714             28.16%          14,208       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.130415            5.484944            -23.08%          10,343       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.471403            7.130415            -15.83%          10,871       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.471403            -15.29%           9,358      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            8.424851           11.985781             42.27%          49,704       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.862640            8.424851             -4.94%          35,327       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.055246            8.862640             -2.13%           4,378       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.055246             -9.45%           4,427      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas        5.744635            8.211656             42.94%          10,757       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.261801            5.744635            -20.89%           2,717       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.179810            7.261801            -20.89%           1,607       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.179810             -8.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet          11.615476           14.908237             28.35%          27,343       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                12.470576           11.615476             -6.86%          11,907       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.697280           12.470576             16.58%           7,277       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.697280              6.97%               0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series          10.191797           12.738043             24.98%         104,730       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.587095           10.191797            -12.04%          73,324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.043068           11.587095              4.93%          48,422       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.043068             10.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap           4.689230            6.394733             36.37%         164,688       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.722932            4.689230            -30.25%          93,847       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.541275            6.722932            -21.29%          61,740       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.541275            -14.59%          28,023      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -            12.491862           13.163690              5.38%          19,054       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.541979           12.491862              8.23%          19,274       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.608876           11.541979              8.80%           7,469       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.608876              6.09%             392      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund        12.086750           12.352129              2.20%           3,550       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.148665           12.086750              8.41%           1,369       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.504913           11.148665              6.13%             202       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.504913              5.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond        12.919549           13.039627              0.93%         130,669       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.752975           12.919549              9.93%         139,705       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.987054           11.752975              6.97%          75,180       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.987054              9.87%           5,241      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -          10.000000           10.174135              1.74%           6,389      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           3.722127            4.904327             31.76%          18,265       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.270727            3.722127            -29.38%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.369169            5.270727            -28.48%           4,350       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.369169            -26.31%           4,350      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       36



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor           10.110988           10.781041              6.63%          47,517       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.155205           10.110988             -0.44%          16,013       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.039080           10.155205              1.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.039080              0.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            9.209082           10.355850             12.45%          53,427       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.709012            9.209082             -5.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.917994            9.709012             -2.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.917994             -0.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            8.231400            9.760110             18.57%          35,642       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.188044            8.231400            -10.41%          27,423       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.739100            9.188044             -5.66%          18,207       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.739100             -2.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            7.353261            9.199831             25.11%          25,892       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.676240            7.353261            -15.25%           3,932       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.603495            8.676240             -9.66%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.603495             -3.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            6.709728            8.752362             30.44%           1,428       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.301650            6.709728            -19.18%             162       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.465217            8.301650            -12.29%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.465217             -5.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International           6.031974            8.187391             35.73%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.399695            6.031974            -18.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.642410            7.399695            -23.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.642410             -3.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         9.043656           11.468670             26.81%          18,984       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.590508            9.043656            -14.61%           7,275       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.229368           10.590508             -5.69%           7,889       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.229368             12.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          7.988701           10.633602             33.11%          19,761       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.519402            7.988701            -16.08%          11,511       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.785451            9.519402             -2.72%             639       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.785451             -2.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market           10.585603           10.537802             -0.45%          81,528       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.580827           10.585603              0.05%         141,507       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.332702           10.580827              2.40%         208,916       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.332702              3.33%          15,275      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund         6.840342            8.611505             25.89%          10,507       2003
- Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.333346            6.840342            -17.92%           5,410       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.555125            8.333346            -12.79%          11,331       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.555125             -4.45%           5,405      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index          5.965991            7.551419             26.57%          78,194       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.789303            5.965991            -23.41%          80,721       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.970533            7.789303            -13.17%          97,798       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.970533            -10.29%         101,963      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       37



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -        7.937781           11.637303             46.61%           4,994       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.838784            7.937781            -19.32%           1,047       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.124691            9.838784              2.82%             925       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.124691              1.25%             207      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         7.472028           10.764301             44.06%           8,177       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   9.174929           12.422556             35.40%           8,814       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.816539            9.174929            -15.18%           1,279       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.722700           10.816539              0.88%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.722700              7.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                8.429538            9.886997             17.29%           3,048       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.705404            8.429538            -13.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.705404             -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -          3.797162            5.200689             36.96%         119,796       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.728945            3.797162            -33.72%          92,435       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.618967            5.728945            -33.53%         109,091       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.618967            -13.81%          64,128      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company            4.703304            6.219043             32.23%          33,530       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.920419            4.703304            -32.04%          33,181       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.834977            6.920419            -21.67%          19,961       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.834977            -11.65%          12,232      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        8.374638            9.656737             15.31%           8,778       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.656751            8.374638            -13.28%           3,436       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.841281            9.656751             -1.88%           2,947       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.841281             -1.59%             738      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced           8.533019            9.635732             12.92%          79,916       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.220558            8.533019             -7.46%          68,954       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.783183            9.220558             -5.75%          20,609       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.783183             -2.17%             350      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                    5.031164            6.716485             33.50%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.829199            5.031164            -26.33%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.929608            6.829199            -23.52%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.929608            -10.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide          5.064214            6.161469             21.67%          44,551       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.909361            5.064214            -26.71%          42,954       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.838918            6.909361            -21.83%          39,243       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.838918            -11.61%          17,539      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                       4.191664            5.468299             30.46%          98,325       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.842114            4.191664            -28.25%         101,949       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.982384            5.842114            -26.81%         131,732       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.982384            -20.18%          50,813      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                3.630109            4.505613             24.12%         140,909       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 4.823650            3.630109            -24.74%         164,145       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.879094            4.823650            -29.88%         255,259       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            6.879094            -31.21%         181,852      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       38



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             4.407161            5.423269             23.06%           1,011       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.013992            4.407161            -26.72%          11,060       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.873214            6.013992            -23.61%          81,297       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.873214            -21.27%          88,079      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                10.217966           14.023752             37.25%           7,527       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                12.553546           10.217966            -18.60%           9,038       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.769748           12.553546             16.56%           7,669       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.769748              7.70%           1,762      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis        12.648346           16.493979             30.40%          96,867       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                13.163794           12.648346             -3.92%          58,565       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.858163           13.163794             11.01%          28,676       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.858163             18.58%           4,295      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        6.689081            8.945111             33.73%           3,390       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.114549            6.689081            -26.61%           1,899       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.383282            9.114549             -2.86%           1,794       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.383282             -6.17%           1,783      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        7.241845            9.731141             34.37%           9,649       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.736446            7.241845            -25.62%           4,765       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.160186            9.736446             -4.17%           5,642       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.160186              1.60%           2,568      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital              5.749369            7.372231             28.23%         129,435       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.871472            5.749369            -26.96%          45,178       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.103062            7.871472            -13.53%          29,728       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.103062             -8.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion            10.000000           11.244628             12.45%           4,429      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        6.392280            9.058982             41.72%         185,527       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.321785            6.392280            -23.19%         121,801       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.525990            8.321785            -12.64%          92,334       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.525990             -4.74%          49,595      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           10.757886           12.743478             18.46%           2,745      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.165191           10.757886              5.83%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.909668           10.165191              2.58%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.909668             -0.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -       12.229484           12.726708              4.07%          63,269      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.260935           12.229484              8.60%          35,184      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.433703           11.260935              7.93%           1,561      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.433703              4.34%             328      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International            10.000000           12.685958             26.86%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -           10.000000           11.770822             17.71%           6,007      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common            7.483525           10.281015             37.38%          85,580      2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.357925            7.483525            -20.03%          61,205      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.611802            9.357925             -2.64%          48,212      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.611802             -3.88%          14,905      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       39



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE    NUMBER OF        PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                  OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap           3.268295            4.346168             32.98%          23,180      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.298550            3.268295            -38.32%           2,020      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.737517            5.298550            -31.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.737517            -22.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income           5.348645            6.592833             23.26%          14,961      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.908161            5.348645            -22.57%           1,352      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.725542            6.908161            -20.83%           1,349      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.725542            -12.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         8.647111           11.178641             29.28%          77,865      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.556122            8.647111             -9.51%          60,759      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.478436            9.556122             -8.80%          31,517      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.478436              4.78%           1,691      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -        10.000000           12.298478             22.98%             737      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and           10.000000           12.424152             24.24%          34,131      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate          10.000000           12.768894             27.69%           1,941      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors         10.000000           12.236884             22.37%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                        MAXIMUM OPTIONAL BENEFITS ELECTED
               (TOTAL 2.55%) (VARIABLE ACCOUNT CHARGES OF 2.55% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

--------------------------------------------------------------------------------
       SUB-ACCOUNT          ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE    NUMBER OF      PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF          IN         ACCUMULATION
                                OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END
                                                                       UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.384882             7.741169           21.24%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.128447             8.984408           26.04%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 6.431029             7.840876           21.92%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.000000            10.344421           -1.46%               0      2003*
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.857001             8.408159           22.62%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.363631             8.639030           17.32%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.501004             8.628081           15.03%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.294113             9.914895           35.93%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.648617             6.929005           22.67%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.664913            11.730685            9.99%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.079111             8.550293           20.78%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.232305            11.049748           19.69%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.939811            11.304676            3.34%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.583438             9.859666           14.87%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           5.827329             7.500192           28.71%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.787572             9.771204           25.47%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       41



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT          ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE    NUMBER OF      PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF          IN         ACCUMULATION
                                OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END
                                                                       UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.826177             8.607539           26.10%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.845600            12.371687           39.86%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         6.278923             8.830634           40.64%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet            9.818672            12.398742           26.28%               0      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            8.350135            10.267844           22.97%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.103176             8.188701           34.17%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.150171            11.560040            3.68%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         10.997324            11.057239            0.54%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.268892            11.189724           -0.70%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.168711            1.69%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.884937             7.629015           29.64%               0      2003*
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.714980            10.191495            4.90%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.050107            10.012777           10.64%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.330475             9.718168           16.66%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.669800             9.441045           23.09%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       42



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT          ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE    NUMBER OF      PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF          IN         ACCUMULATION
                                OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END
                                                                       UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.159509             9.188431           28.34%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.550040             8.747133           33.54%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          7.621828             9.509628           54.77%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           8.041239            10.530882           30.96%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.845088             9.642318           -2.06%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund          7.428374             9.200939           23.86%               0       2003
- Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           6.751314             8.407565           24.53%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.578453            10.741630           41.74%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.913591            11.414844           44.24%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.117052            10.812968           33.21%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.237094             9.505323           15.40%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.166011             6.961397           34.75%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             5.935779             7.722121           30.09%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.185822             9.286655           13.45%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.654408             9.615021           11.10%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.075810             7.980216           31.34%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       43



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT          ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE    NUMBER OF      PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF          IN         ACCUMULATION
                                OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END
                                                                       UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.055866             7.249070           19.70%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.426426             6.964933           28.35%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 5.854878             7.149705           22.12%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.965304             7.222194           21.07%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.066749            12.243066           35.03%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis          9.777594            12.544711           28.30%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.679060             8.787619           31.57%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         6.885233             9.102701           32.21%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               6.188097             7.806794           26.16%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.122380           11.22%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.968131             9.715797           39.43%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.523874            12.264902           16.54%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.245397            11.513575            2.38%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.548782           25.49%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.643580           16.44%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.363653             9.953173           35.17%               0      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.711125             6.163784           30.83%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                       44



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT          ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE    NUMBER OF      PERIOD
                            VALUE AT BEGINNING    VALUE AT END OF          IN         ACCUMULATION
                                OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END
                                                                       UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.650315             8.065043           21.27%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.215573            10.449404           27.19%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.165559           21.66%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.289850           22.90%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.630884           26.31%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.104591           21.05%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs or Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected an optional CDSC schedule.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

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(a)  the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in an Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."


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